PARENT COMPANY INFORMATION - Maturities of bonds (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of parent company information
Scheduled maturities of bonds	$ 32,257,932	$ 27,760,797
Parent [member]
Disclosure of parent company information
Scheduled maturities of bonds	1,132,568	$ 1,130,099
Parent [member] | Not later than one year [member]
Disclosure of parent company information
Scheduled maturities of bonds	8,048
Parent [member] | Later than two years [member]
Disclosure of parent company information
Scheduled maturities of bonds	$ 1,124,520